Loans (Tables)	12 Months Ended
Dec. 31, 2020
Loans
Schedule of loans

				In Contract
	Interest		Contract	Currencies	EUR
	Rates	Maturity	Currency	12/31/2020	12/31/2020
	%
Current loans
Bank overdrafts			—		264
Deutsche Bank	2.55 - 2.60%	02/22 - 03/09/21	EUR	2,400,000	2,400,000
CZBANK	3.5%	04/13 - 05/10/21	USD	1,950,940	1,586,748
CITIC BANK	2.16 - 2.24%	02/05 - 06/02/21	USD	6,001,493	4,881,165
ICBC Bank	2.25 - 2.32%	01/26 - 06/25/21	USD	4,922,324	4,003,449
SPD Bank	3.07 - 3.15%	02/28 - 03/30/21	USD	6,260,000	5,091,415
CCB Bank	1.16%	02/03/21	USD	2,000,000	1,626,650
Shiga Bank	0.98%	11/30/2023	JPY	100,080,000	791,209
Shiga Bank	1.28%	06/01/2022	JPY	33,600,000	265,634
Total current loans					20,646,533
Non‑current loans
Shiga Bank	0.98%	11/30/2023	JPY	191,420,000	1,513,321
Shiga Bank	1.28%	06/01/2022	JPY	16,000,000	126,492
Total non‑current loans					1,639,813

				In Contract
	Interest		Contract	Currencies	EUR
	Rates	Maturity	Currency	12/31/2019	12/31/2019
	%
Current loans
Bank overdrafts			EUR	26,420	26,420
Shareholder*			EUR	2,000,000	2,000,000
Bayern LB	1.86 ‑ 4.00%	01/31 ‑ 06/26/20	EUR	7,100,000	7,100,000
Deutsche Bank	1.95%	01/17 ‑ 03/04/20	EUR	2,500,000	2,500,000
CZBANK	4.80 ‑ 5.00%	01/14 ‑ 05/25/20	USD	3,035,712	2,707,977
CITIC BANK	3.78 ‑ 3.99%	01/10 ‑ 06/12/20	USD	9,406,690	8,390,859
ICBC Bank	3.92 ‑ 4.15%	01/21 ‑ 05/21/20	USD	4,631,324	4,131,327
CCB Bank	2.87%	02/19/2020	USD	780,000	695,791
Shiga Bank	1.67%	11/30/2023	JPY	133,680,000	1,096,277
Total current loans					28,648,651
Non‑current loans
Shiga Bank	1.67%	11/30/2023	JPY	341,100,000	2,797,277
Total non‑current loans					2,797,277

*As of December 31, 2019, VIA had received funds of TEUR 2,000 as a loan from IMI, a shareholder and related‑party of VIA; see Note 25 for additional information.

Schedule of cash flows from financing activities and resulting balances

		Financial
		Liabilities
		Due to Third	Lease
	Loans	Parties*	Liabilities	Share Capital	Capital Reserve	Total
	EUR	EUR	EUR	EUR	EUR	EUR

Recognition of lease liabilities on initial application of IFRS 16	—	—	11,825,810	—	—	11,825,810
Balance at January 1, 2019	30,505,046	921,954	11,825,810	—	—	43,252,810
Cash flows from financing activities
Proceeds from issue of share capital	—	—	—	100,000		100,000
Proceeds from loans and borrowings	59,368,855	—	—	—		59,368,855
Repayment of loans and borrowings	(58,861,016)	(70,922)	—	—		(58,931,938)
Payment of lease liabilities	—	—	(1,748,088)	—		(1,748,088)
Interest paid	(1,357,141)	—	(226,941)	—		(1,584,082)
Net cash provided by (used in) financing activities	(849,303)	(70,922)	(1,975,029)	100,000		(2,795,253)
Foreign currency effect	433,043	—	204,370	—		637,413
New leases	—	—	76,953	—		76,953
Interest expense	1,357,141	—	226,941	—		1,584,082
Balance at December 31, 2019	31,445,928	851,032	10,359,045	100,000		42,756,005

Balance at January 1, 2020	31,445,928	851,032	10,359,045	100,000		42,756,005
Cash flows from financing activities
Gross IPO proceeds	—	—	—	1,530,701	89,313,917	90,844,618
IPO costs	—	—	—	—	(3,591,465)	(3,591,465)
Proceeds from loans and borrowings	53,577,777	—	—	—	—	53,577,777
Repayment of loans and borrowings	(60,398,873)	(75,110)	—	—	—	(60,473,984)
Payment of lease liabilities	—	—	(1,817,114)	—	—	(1,817,114)
Interest paid	(1,236,102)	—	(197,967)	—	—	(1,434,069)
Net cash provided by (used in) financing activities	(8,057,198)	(75,110)	(2,015,081)	1,530,701	85,722,452	77,105,764
Foreign currency effect	(2,338,486)	—	(205,918)	—	—	(2,544,404)
New leases	—	—	878,414	—	—	878,414
Interest expense—paid	1,236,102	—	197,967	—	—	1,434,069
Balance at December 31, 2020	22,286,346	775,922	9,214,427	1,630,701	85,722,452	119,629,848

*disclosed in the other current financial liabilities (see Note 14)